POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares NXQ Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares NXQ Portfolio (the "Fund"), which is expected to occur on or about December 21, 2010.

At the close of business on December 7, 2010, the Fund will no longer accept creation orders. The last day of trading in the Fund on The NASDAQ Stock Market LLC ("NASDAQ") will be December 14, 2010. In early December 2010, the Fund will begin the process of liquidating its portfolio securities. This process will cause the Fund's holdings to deviate from the securities included in the Fund's underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings on NASDAQ until market close on December 14, 2010, and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares on or before December 14, 2010 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 21, 2010. Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

Please Retain This Supplement For Future Reference

P-PS-STK-2 10/8/10

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares NASDAQ-100 BuyWrite Portfolio (the "Fund"), which is expected to occur on or about December 21, 2010.

At the close of business on December 7, 2010, the Fund will no longer accept creation orders. The last day of trading in the Fund on The NASDAQ Stock Market LLC ("NASDAQ") will be December 14, 2010. In early December 2010, the Fund will begin the process of liquidating its portfolio securities. This process will cause the Fund's holdings to deviate from the securities included in the Fund's underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings on NASDAQ until market close on December 14, 2010, and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares on or before December 14, 2010 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 21, 2010. Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

Please Retain This Supplement For Future Reference

P-PS-STK-4 10/8/10

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares Zacks Small Cap Portfolio (collectively, the "Funds"), which is expected to occur on or about December 21, 2010.

At the close of business on December 7, 2010, the Funds will no longer accept creation orders. The last day of trading in the Funds on The NASDAQ Stock Market LLC ("NASDAQ") and NYSE Arca, Inc. ("NYSE Arca"), respectively, will be December 14, 2010. In early December 2010, the Fund will begin the process of liquidating its portfolio securities. This process will cause the Fund's holdings to deviate from the securities included in the Fund's underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings on NASDAQ and NYSE Arca, respectively, until market close on December 14, 2010, and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares on or before December 14, 2010 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 21, 2010. Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

Please Retain This Supplement For Future Reference

P-PS-STK-5 10/8/10

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares Dynamic Healthcare Services Portfolio (the "Fund"), which is expected to occur on or about December 21, 2010.

At the close of business on December 7, 2010, the Fund will no longer accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. ("NYSE Arca") will be December 14, 2010. In early December 2010, the Fund will begin the process of liquidating its portfolio securities. This process will cause the Fund's holdings to deviate from the securities included in the Fund's underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings on NYSE Arca until market close on December 14, 2010, and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares on or before December 14, 2010 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 21, 2010. Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

Please Retain This Supplement For Future Reference

P-PS-STK-7 10/8/10

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares Dynamic Telecommunications & Wireless Portfolio (the "Fund"), which is expected to occur on or about December 21, 2010.

At the close of business on December 7, 2010, the Fund will no longer accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. ("NYSE Arca") will be December 14, 2010. In early December 2010, the Fund will begin the process of liquidating its portfolio securities. This process will cause the Fund's holdings to deviate from the securities included in the Fund's underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings on NYSE Arca until market close on December 14, 2010, and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares on or before December 14, 2010 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 21, 2010. Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

Please Retain This Supplement For Future Reference

P-PS-STK-3 10/8/10